Derivative Financial Instruments and Hedge Accounting - Derivative Financial Instruments by Type and Purpose of Derivatives (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Assets	¥ 9,909,272	¥ 8,649,947
Liabilities	11,877,473	10,496,855
Trading [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,849,478,491	1,916,986,563
Assets	9,155,891	7,682,264
Liabilities	8,707,303	8,087,582
Trading [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,605,292,805	1,691,197,124
Assets	5,800,416	5,025,797
Liabilities	6,767,410	6,380,627
Trading [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	120,819,693	129,630,431
Assets	15,729	37,084
Liabilities	34,583	36,633
Trading [member] | Interest rate derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	143,990,400	262,156,548
Assets	28,161	87,651
Liabilities	12,567	52,918
Trading [member] | Interest rate derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	32,422,848	24,354,115
Assets	433	30,619
Liabilities	728	24,358
Trading [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,032,971,282	1,036,174,625
Assets	4,871,182	4,059,518
Liabilities	4,870,581	4,100,097
Trading [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	275,088,582	238,881,405
Assets	884,911	810,925
Liabilities	1,848,951	2,166,621
Trading [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	237,338,471	220,393,641
Assets	3,273,460	2,571,317
Liabilities	1,754,088	1,629,519
Trading [member] | Currency derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	11	1,114
Assets		145
Liabilities	185
Trading [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	115,966,592	115,616,503
Assets	1,251,720	1,113,495
Liabilities	1,163,114	1,107,415
Trading [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	110,747,232	93,961,952
Assets	1,832,664	1,282,512
Liabilities	327,555	352,236
Trading [member] | Currency derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	10,624,636	10,814,072
Assets	189,076	175,165
Liabilities	263,234	169,868
Trading [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	3,386,924	2,372,833
Assets	50,587	54,508
Liabilities	145,501	42,208
Trading [member] | Equity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	2,069,970	1,369,369
Assets	13,497	11,259
Liabilities	30,860	16,491
Trading [member] | Equity derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	667,923	565,733
Assets	19,943	9,312
Liabilities	27,585	17,713
Trading [member] | Equity derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	387,100	146,369
Assets	11	12,567
Liabilities	73,285	2
Trading [member] | Equity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	25,202	39,235
Assets	79	433
Liabilities	589	2,554
Trading [member] | Equity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	236,729	252,127
Assets	17,057	20,937
Liabilities	13,182	5,448
Trading [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	122,535	129,488
Assets	8,748	9,142
Liabilities	7,544	7,946
Trading [member] | Commodity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	52,984	25,427
Assets	1,905	407
Liabilities	1,734	1,247
Trading [member] | Commodity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	62,138	73,010
Assets	6,787	8,567
Liabilities	5,669	6,331
Trading [member] | Commodity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	7,413	31,051
Assets	56	168
Liabilities	141	368
Trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	3,337,756	2,893,477
Assets	22,680	21,500
Liabilities	32,760	27,282
Risk management [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	88,904,030	86,603,721
Assets	753,381	967,683
Liabilities	3,170,170	2,409,273
Risk management [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	68,026,939	65,003,591
Assets	622,922	763,819
Liabilities	919,304	1,032,506
Risk management [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	12,514,178	8,746,711
Assets	1,856	5,990
Liabilities	833	2,836
Risk management [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	55,302,412	56,071,259
Assets	621,066	757,829
Liabilities	883,197	1,008,337
Risk management [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	210,349	185,621
Liabilities	35,274	21,333
Risk management [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	20,877,091	21,600,130
Assets	130,459	203,864
Liabilities	2,250,866	1,376,767
Risk management [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	7,216,977	7,430,656
Assets	48,913	71,072
Liabilities	309,833	184,808
Risk management [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	13,660,114	14,169,474
Assets	81,546	132,792
Liabilities	¥ 1,941,033	¥ 1,191,959